Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Long-Term Debt
Total long-term debt	$ 38,071	$ 31,744				$ 25,834
Less: deferred financing costs	(1,254)	(1,688)				(2,115)
Total long-term debt, net of deferred financing costs	150	30,056				23,719
Less: current portion	(36,667)	(1,478)	$ (1,146)	$ (983)	$ (819)	(655)
Long-term debt, net of current portion	$ 150	28,578	$ 22,324	$ 22,515	$ 22,707	23,064
2021 Credit Facility | Lafayette Square
Long-Term Debt
Total long-term debt		28,594				25,684
Less: deferred financing costs		(1,700)				(2,100)
2023 Credit Facility | Lafayette Square
Long-Term Debt
Total long-term debt		3,000
Economic Injury Disaster Loan | Lafayette Square
Long-Term Debt
Total long-term debt		$ 150				$ 150